CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Start-up training business	Gaokao re-take business	Ordinary shares	Additional paid-in capital	Additional paid-in capital Start-up training business	Additional paid-in capital Gaokao re-take business	Accumulated other comprehensive income	Retained earnings/ (Cumulative deficits)
Beginning Balance at Sep. 30, 2011	$ 72,734			$ 13	$ 78,804			$ 4,221	$ (10,304)
Beginning Balance (in shares) at Sep. 30, 2011				127,800,673
Net income for the year	8,209								8,209
Foreign currency translation adjustments	701							701
Repurchase of ordinary shares (in shares)				(1,285,464)
Repurchase of ordinary shares	(993)				(993)
Options exercised (in shares)				7,871,640
Options exercised	3,981				3,981
Stock-based compensation expense (Note 21)	141				141
Dividends (Note 22)		(16,268)				(16,268)
Repayment of loan to optionees in connection with exercise of options			(3,888)				(3,888)
Ending Balance at Sep. 30, 2012	64,617			13	61,777			4,922	(2,095)
Ending Balance (in shares) at Sep. 30, 2012				134,386,849
Net income for the year	13,564								13,564
Foreign currency translation adjustments	1,373							1,373
Repurchase of ordinary shares (in shares)				(67,100)
Repurchase of ordinary shares	(93)				(93)
Options exercised (in shares)				987,392
Options exercised	603			1	602
Stock-based compensation expense (in shares)(Note 23)				225,000
Stock-based compensation expense (Note 21)	625				625
Dividends (Note 22)	(16,056)				(16,056)
Repayment of loan to optionees in connection with exercise of options	(113)				(113)
Ending Balance at Sep. 30, 2013	64,520			14	46,742			6,295	11,469
Ending Balance (in shares) at Sep. 30, 2013				135,532,141
Net income for the year	23,409								23,409
Foreign currency translation adjustments	(75)							(75)
Issuance of new ordinary shares (in shares)				6,000,000
Issuance of new ordinary shares (Note 14)	29,088				29,088
Options exercised (in shares)				1,095,732
Options exercised	491				491
Stock-based compensation expense (in shares)(Note 23)				125,000
Stock-based compensation expense (Note 21)	503				503
Dividends (Note 22)	(20,258)				(286)				(19,972)
Repayment of loan to optionees in connection with exercise of options	732				732
Ending Balance at Sep. 30, 2014	$ 98,410			$ 14	$ 77,270			$ 6,220	$ 14,906
Ending Balance (in shares) at Sep. 30, 2014				142,752,873